Bank Borrowings	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Bank Borrowings	Bank Borrowings
Components of bank borrowings are as follows as of December 31:

	2024	2025	2025
	HK$	HK$	US$
Bank of Communications (Hong Kong) Limited – Loan 1 (1)	2,358,837	-	-
Standard Chartered Bank (Hong Kong) Limited – Loan 2 (2)	1,917,055	648,371	83,303
Standard Chartered Bank (Hong Kong) Limited – Loan 3 (3)	1,414,102	686,285	88,174
Standard Chartered Bank (Hong Kong) Limited – Loan 4 (4)	369,692	110,327	14,175
Total	6,059,686	1,444,983	185,652

Less: current portion of long-term bank borrowings	(4,012,047)	(1,444,983)	(185,652)
Non-current portion of long-term bank borrowings	2,047,639	-	-
(1)On April 25, 2019, m-FINANCE borrowed HK$11,000,000 as working capital for 7 years from April 25, 2019 to April 24, 2026 at an annual interest rate of 4.25% (2024: 4.25%) under the loan agreement with Bank of Communications (Hong Kong) Limited signed on April 16, 2019. The loan was secured by personal guarantee from Tai Wai (Stephen) Lam. In October 2025, m-FINANCE paid off the entire outstanding bank loan.
(2)On December 22, 2020, m-FINANCE borrowed HK$5,000,000 as working capital for 60 months from December 22, 2020 to June 20, 2026 at an annual interest rate of 2.75% (2024: 3.00%) under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan was secured by personal guarantees from Tai Wai (Stephen) Lam and Chi Weng Tam.
(3)On November 2, 2021, mFTT borrowed HK$2,847,150 as working capital for 5 years from November 2, 2021 to November 2, 2026 at an annual interest rate of 2.75% (2024: 3.00%) under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan was secured by personal guarantees from Tai Wai (Stephen) Lam.
(4)On May 31, 2021, m-FINANCE borrowed HK$1,000,000 as working capital for 5 years from May 31, 2021 to May 31, 2026 at an annual interest rate of 2.88% (2024: 3.00%) under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan was secured by personal guarantees from Tai Wai (Stephen) Lam.
Interest expenses pertaining to the above bank borrowings for the years ended December 31, 2023, 2024 and 2025 amounted to HK$483,623, HK$325,084 and HK$157,825 (US$20,279), respectively. The weighted average annual interest rate for the years ended December 31, 2023, 2024 and 2025 was 4.9%, 3.69% and 2.76%, respectively.
Maturities of the bank borrowings were as follows:

	HK$	US$
2026	1,460,426	187,636
2027	-	-
Total bank borrowings repayments	1,460,426	187,636
Less: imputed interest	(15,443)	(1,984)
Total	1,444,983	185,652